PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
Prepayments And Other Current Assets
PREPAYMENTS AND OTHER CURRENT ASSETS

6. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets as of December 31, 2023 and 2024 consisted of the following:

	December 31,
	2023	2024
	RMB	RMB
Advance to suppliers	44,277	45,325
Deposits	13,452	11,951
Staff advances	967	848
Deductible input VAT	39,999	45,188
Receivables from third party payment platforms	1,594	550
Others	9,166	16,134
Prepayments and Other Current Assets	109,455	119,996